Decommissioning obligations (Tables)	12 Months Ended
Dec. 31, 2017
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Detailed Information about Decommissioning Obligations

	Year Ended December 31,
	2017	2016

Opening carrying amount	$118,903	$104,421
Changes in estimates and new estimated cash flows	1,966	10,402
Accretion of present value discount	4,852	4,080

	$125,721	$118,903